Share Capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share Capital [Text Block]

10. Share Capital

a)    Issuances for Cash

There were no shares issued for cash during 2021 or 2020.

On June 24, 2020, shareholders approved the proposed consolidation of the issued and outstanding common shares of the Company on the basis of up to ten (10) pre-consolidation shares for every one (1) post-consolidation share and further authorized the Board of Directors to determine when and if to effect such consolidation. Effective August 26, 2020, the Company completed the consolidation at a ratio of ten pre-consolidation common shares for one post-consolidation common share.

b) Share-Based Compensation

The Omnibus Share Compensation Plan ("Omnibus Plan") was created to align the interests of the Company's employees, directors, officers and consultants with those of shareholders. Effective May 25, 2007, the Company adopted the Omnibus Plan, which was approved by the Company's shareholders on June 27, 2007, modified and further ratified and reconfirmed by the Company's shareholders most recently on June 16, 2021. The Omnibus Plan restricts the award of share options, restricted shares, restricted share units, and other share-based awards to 10% of the common shares issued and outstanding on the grant date, excluding 250,000 common shares underlying options pursuant to an exemption approved by the Toronto Stock Exchange.

During 2021, the Company recorded $1.446 million for share-based compensation (2020 - $2.193 million) with $1.199 million expensed to share-based compensation (2020 - $1.842 million) and $0.247 million capitalized to mineral property, plant and equipment (2020 - $0.351 million). The offsetting entries were to equity reserves for $0.791 million (2020 - $1.203 million), share capital for $0.204 million (2020 - $0.150 million) and payables for $0.451 million (2020 - $0.840 million). Total share-based compensation for the period comprised $nil for share options (2020 - $0.159 million), $1.242 million for restricted share units (2020 - $1.884 million), and $0.204 million for issuance of 58,032 unrestricted shares (2020 - $0.150 million for 57,481 shares). Vesting of restricted share units during the period resulted in $0.610 million being transferred from equity reserves to share capital (2020 - $0.874 million).

c) Share Options

Share options granted may not exceed a term of ten years and the expiration date is accelerated if the grantee ceases to be an eligible person under the Omnibus Plan.

Details of the share options outstanding are as follows:

	Year ended December 31,
	2021		2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding - beginning of period	2,295,200	$7.51	2,406,600	$7.68
Granted	-	-	25,000	3.90
Expired	(359,900)	9.22	(136,400)	9.84
Outstanding - end of period	1,935,300	$7.19	2,295,200	$7.51

Range of Exercise Prices	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Weighted Average Remaining Life
3.90 to 5.50	204,200	204,200	$5.12	1.44
5.51 to 7.00	589,400	589,400	6.53	0.68
7.01 to 8.70	966,700	896,800	7.68	1.79
8.71 to 10.57	175,000	175,000	9.21	1.38
	1,935,300	1,865,400	$7.19	1.38

As at December 31, 2021 all outstanding share options had vested and were exercisable, with the exception of 69,900, which are scheduled to vest upon production. The outstanding share options have expiry periods between 0.01 and 8.49 years and are expected to primarily be settled in shares upon exercise.

During 2021, the Company granted nil share options (2020 - 25,000) which had a fair value of $nil (2020 - $0.057 million) to be expensed or capitalized, as appropriate, over the vesting periods.

The fair value of share options granted were estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:

	Year ended December 31,
	2021	2020
Risk-free interest rate	-	0.33%
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	-	71.88%
Expected life in years	-	5.00
Weighted average fair value of each option	-	$2.27

The expected volatility reflects the Company’s expectation that historical volatility over a period similar to the life of the option is indicative of future trends, which may or may not necessarily be the actual outcome.

d) Restricted Shares and Restricted Share Units

Restricted shares and restricted share units granted are forfeited if the grantee ceases to be an eligible person under the Omnibus Plan.

Details of the restricted shares and restricted share units are as follows:

	Year ended December 31,
	2021	2020
Outstanding - beginning of period	1,151,035	464,886
Granted	505,726	918,252
Vested	(154,265)	(221,979)
Forfeited	-	(10,099)
Rounding due to share consolidation	-	(25)
Outstanding - end of period	1,502,496	1,151,035

As at December 31, 2021, outstanding restricted shares and restricted share units are scheduled to vest upon completion of specific targets or dates (construction finance - 86,557; production - 45,261; January 2022 - 801,632; January 2023 - 481,663 and other - 3,125). The remaining 84,258 outstanding restricted share units have vested but share delivery is deferred until retirement, termination, or death. The Company expects 600,590 outstanding restricted share units will be settled in cash and the remainder will be settled in shares as allowed under the Omnibus Plan.

During 2021, the Company granted 505,726 restricted share units (2020 - 918,252) which had a fair value of $1.573 million (2020 - $2.389 million) to be expensed over the vesting periods.

During 2021, there were 87,072 restricted share units (2020 - 153,304) settled upon vesting with shares and 67,193 restricted share units (2020 - 68,675) settled upon vesting with cash for $0.214 million (2020- $0.204 million).

e) Bonus Shares

The bonus share incentive plan was established for the Company’s directors and key employees and was approved by the disinterested shareholders at the Company’s shareholders’ meeting held in May 2004. The Company has authorized 364,000 bonus shares for the achievement of Milestone 4 representing commencement of commercial production at NorthMet. At the Company's Annual General Meeting of shareholders held in June 2008, the disinterested shareholders approved issuance of these shares upon achievement of Milestone 4. Regulatory approval is also required prior to issuance of these shares. The fair value of these unissued bonus shares has been fully amortized.

Details of the bonus shares are as follows:

	Year ended December 31,
	2021		2020
	Allocated	Authorized & Unissued	Allocated	Authorized & Unissued
Outstanding - beginning of period	270,000	364,000	270,000	364,000
Outstanding - end of period	270,000	364,000	270,000	364,000

f) Share Purchase Warrants

Details of the share purchase warrants are as follows:

	Year ended December 31,
	2021		2020
	Number of Purchase Warrants	Weighted Average Exercise Price	Number of Purchase Warrants	Weighted Average Exercise Price
Outstanding - beginning of period	3,137,918	$8.04	3,137,918	$8.04
Expired	(2,392,611)	8.56	-	-
Outstanding - end of period	745,307	$6.38	3,137,918	$8.04

The outstanding share purchase warrants have an expiry period of 2.25 years, subject to acceleration in certain circumstances.